Fair Value Measurements	3 Months Ended
Mar. 31, 2011
Fair Value Measurements
Fair Value Measurements

(3) Fair Value Measurements

The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the accompanying unaudited condensed consolidated balance sheets:

	As of March 31, 2011				As of December 31, 2010
Assets (liabilities) in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Available for sale investments	$—	$45.7	$—	$45.7	$—	$41.1	$—	$41.1
Suntech warrant	—	—	6.8	6.8	—	—	5.2	5.2
Interest rate swaps and option thereon	—	0.7	—	0.7	—	(4.3)	—	(4.3)
Currency forward contracts	8.2	—	—	8.2	(7.0)	—	—	(7.0)
Other derivatives	—	—	1.7	1.7	—	—	1.6	1.6
Contingent consideration related to acquisitions	—	—	(31.6)	(31.6)	(80.2)	—	(26.2)	(106.4)

Total	$8.2	$46.4	$(23.1)	$31.5	$(87.2)	$36.8	$(19.4)	$(69.8)

The carrying amount of our outstanding short-term debt, long-term debt and capital lease obligations at March 31, 2011 and December 31, 2010 was $1,229.1 million and $682.7 million, respectively. The estimated fair value of that debt and capital lease obligations was $1,060.7 million and $510.4 million at March 31, 2011 and December 31, 2010, respectively. Fair value of our debt, excluding the senior notes, is calculated using a discounted cash flow model with consideration for our non performance risk. The estimated fair value of our senior notes was based upon a broker quotation. A large portion of our debt relates to solar energy system financing at SunEdison and our senior notes as described in Note 11.

As of December 31, 2010, we recorded $80.2 million of contingent consideration for the SunEdison acquisition. This liability was paid on February 1, 2011 for a combination of $55.7 million in cash and the issuance of 2.1 million shares in MEMC common stock. That measure was based on the cash amount and the stock price at the date of issuance, which U.S. GAAP refers to as Level 1 inputs.

There were no transfers into or out of Level 1 and Level 2 financial instruments during the three months ended March 31, 2011 other than the SunEdison contingent consideration payment of $80.2 million and the extinguishment of derivative liabilities of $2.1 million.

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the three months ended March 31, 2010 and March 31, 2011:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Available for Sale Investments	Trading Investments	Auction Rate Securities Right	Suntech Warrant	Contingent consideration related to acquisitions	Other Derivatives	Total
Balance at December 31, 2009	$11.6	$38.4	$2.0	$19.2	$(77.4)	$—	$(6.2)
Total unrealized gains (losses) included in earnings(1)	—	0.3	(0.2)	(5.3)	(1.1)	—	(6.3)
Total unrealized gains included in other comprehensive income, net	0.2	—	—	—	—	—	0.2
Sales, redemptions and maturities	(2.3)	(4.2)	—	—	—	—	(6.5)
Transfers out of Level 3, net	(2.6)	—	—	—	—	—	(2.6)

Balance at March 31, 2010	$6.9	$34.5	$1.8	$13.9	$(78.5)	$—	$(21.4)

Balance at December 31, 2010	$—	$—	$—	$5.2	$(26.2)	$1.6	$(19.4)
Total unrealized gains (losses) included in earnings(1)	—	—	—	1.6	(0.4)	0.1	1.3
Acquisitions	—	—	—	—	(5.0)	—	(5.0)

Balance at March 31, 2011	$—	$—	$—	$6.8	$(31.6)	$1.7	$(23.1)

The amount of total gains (losses) for the three months ended March 31, 2011 included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	$—	$—	$—	$1.6	$(0.4)	$0.1	$1.3

(1)

Amounts included in earnings are recorded to non-operating expense (income) in the consolidated statements of operations, except for the amount included in earnings for the contingent consideration related to acquisitions, for which changes to the fair value were recorded to operating income (loss) in the consolidated statement of operations.